Leases - Schedule of Cash Outflow for Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in right-of-use assets [abstract]
Total cash outflow for leases	$ 789,264	$ 756,718	$ 822,202